Income Taxes - Schedule of Composition of Income Tax Benefits (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Composition of Income Tax Benefits [Abstract]
Current income tax expenses	¥ (267)		¥ (4,475)
Deferred income tax benefits			2,357,951
Total income tax benefits	¥ (267)	$ (37)	¥ 2,353,476